NEUBERGER BERMAN EQUITY FUNDS(R)

THIS PROSPECTUS SUPPLEMENT REPLACES THE THIRD AND FOURTH PARAGRAPH OF THE SECTION ENTITLED "REDEMPTION FEE" IN THE FOLLOWING:

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PROSPECTUS                                DATE                  PAGE
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Trust Class Prospectus                    December 19, 2005     Page 64
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Investor Class Prospectus                 December 19, 2005     Page 80
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International Institutional Fund          December 19, 2005     Page 16
Prospectus
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Real Estate Fund Institutional Class      December 30, 2005     Page 18
Prospectus
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We may not impose the redemption fee on a redemption or an exchange of:

   o shares acquired by reinvestment of dividends or other distributions of the Funds;
   o  shares held in an account of certain retirement plans;
   o shares purchased through other investment providers, if the provider imposes a similar type of fee or otherwise has a policy in place to deter short-term trading; or
   o  shares held in certain rebalancing and asset allocation programs.

You should contact your investment provider to determine whether it imposes a redemption fee or otherwise has a policy in place to deter short-term trading. From time to time, as circumstances change, we may modify or eliminate certain exemption categories.


THE DATE OF THIS SUPPLEMENT IS MARCH 20, 2006.

                                    NEUBERGER BERMAN
                                    A LEHMAN BROTHERS COMPANY
                                    NEUBERGER BERMAN MANAGEMENT INC.
                                    605 Third Avenue  2nd Floor
                                    New York, NY  10158-0180
                                    SHAREHOLDER SERVICES
                                    800.877.9700
                                    INSTITUTIONAL SERVICES
                                    800.366.6264
                                    WWW.NB.COM